Segment analysis - Segment Results (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) customer	Jun. 30, 2025 USD ($) customer	Jun. 30, 2024 USD ($) customer	Dec. 31, 2024 USD ($)
Segment analysis
Revenue	$ 1,455	$ 1,259	$ 2,723	$ 2,400
Adjusted EBITDA	210	$ 178	365	$ 312
Segment assets	5,488		$ 5,488		$ 5,462
Number of customers accounting for greater than 10% of revenue | customer		1	1	1
Europe
Segment analysis
Revenue	615	$ 566	$ 1,143	$ 1,047
Adjusted EBITDA	77	79	126	122
Americas
Segment analysis
Revenue	840	693	1,580	1,353
Adjusted EBITDA	$ 133	$ 99	$ 239	$ 190